RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Due to related party	$ 56,963	$ 38,449
President And Director [Member]
Due to related party	$ 56,963	$ 38,449	$ 0